Palm Valley Capital Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 21.1%		Shares	Value
Animal Slaughtering and Processing - 1.5%
WH Group Ltd. - ADR		159,075	$3,450,337

Automotive Mechanical and Electrical Repair and Maintenance - 0.9%
Monro, Inc.		115,058	2,067,592

Bread and Bakery Product Manufacturing - 0.7%
Flowers Foods, Inc.		127,255	1,660,678

Clothing and Clothing Accessories Retailers - 0.7%
Carter's, Inc.		55,886	1,577,103

Computer Systems Design and Related Services - 2.4%
Amdocs Ltd.		68,532	5,623,051

Crude Petroleum Extraction - 1.2%
Chord Energy Corp.		28,543	2,836,318

Electric Power Generation - 0.3%
Avista Corp.		16,266	615,017

Fruit and Vegetable Canning, Pickling, and Drying - 0.8%
Lassonde Industries, Inc. - Class A		11,783	1,793,993

General Freight Trucking, Long-Distance - 1.8%
Heartland Express, Inc.		481,995	4,039,118

Household and Institutional Furniture Manufacturing - 0.3%
Hooker Furnishings Corp.		77,292	784,514

Janitorial Services - 0.9%
Healthcare Services Group, Inc. (a)		124,651	2,097,876

Management Consulting Services - 0.7%
Resources Connection, Inc.		308,493	1,557,890

Marketing Research and Public Opinion Polling - 1.0%
Forrester Research, Inc. (a)		214,032	2,268,739

Medical Equipment and Supplies Manufacturing - 0.7%
Teleflex, Inc.		13,564	1,659,691

Motor Vehicle Parts (Used) Merchant Wholesalers - 0.5%
LKQ Corp.		38,343	1,170,995

Natural Gas Distribution - 1.3%
Northwest Natural Holding Co.		65,674	2,950,733

Plastics Packaging Materials and Unlaminated Film and Sheet Manufacturing - 0.8%
Reynolds Consumer Products, Inc.		73,485	1,798,178

Support Activities for Mining - 0.4%
RPC, Inc.		213,522	1,016,365

Temporary Help Services - 4.2%
Kelly Services, Inc. - Class A		311,957	4,092,876
ManpowerGroup, Inc.		61,406	2,327,287
Robert Half, Inc.		42,389	1,440,378
TrueBlue, Inc. (a)		277,618	1,701,798
			9,562,339
TOTAL COMMON STOCKS (Cost $48,223,340)			48,530,527

EXCHANGE TRADED FUNDS - 3.9%		Shares	Value
Sprott Physical Gold Trust(a)		114,347	3,386,958
Sprott Physical Silver Trust(a)		360,087	5,653,366
TOTAL EXCHANGE TRADED FUNDS (Cost $4,602,762)			9,040,324

REAL ESTATE INVESTMENT TRUSTS - 1.0%		Shares	Value
Lessors of Other Real Estate Property - 1.0%
Farmland Partners, Inc.		207,550	2,258,144
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,159,770)			2,258,144

SHORT-TERM INVESTMENTS – 74.0%
U.S. TREASURY BILLS - 63.1%		Par	Value
4.13%, 10/16/2025 (b)		44,770,000	44,694,470
4.20%, 12/04/2025 (b)		24,100,000	23,933,212
4.21%, 01/15/2026 (b)		45,519,000	45,012,507
4.03%, 02/19/2026 (b)		32,307,000	31,835,583
			145,475,772

MONEY MARKET FUNDS - 10.9%		Shares	Value
First American Treasury Obligations Fund - Class X, 4.02%(c)		25,143,690	25,143,690
			25,143,690
TOTAL SHORT-TERM INVESTMENTS (Cost $170,534,975)			170,619,462

TOTAL INVESTMENTS - 100.0% (Cost $225,520,847)			230,448,457
Other Assets in Excess of Liabilities - 0.0% (d)			45,787
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$230,494,244
two			–%

Percentages are stated as a percent of net assets.			–%

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	The rate shown is the yield to maturity as of September 30, 2025.
(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Palm Valley Capital Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$48,530,527	$–	$–	$48,530,527
Exchange Traded Funds	9,040,324	–	–	9,040,324
Real Estate Investment Trusts	2,258,144	–	–	2,258,144
U.S. Treasury Bills	–	145,475,772	–	145,475,772
Money Market Funds	25,143,690	–	–	25,143,690
Total Investments	$84,972,685	$145,475,772	$–	$230,448,457

During the period ended September 30, 2025, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3. Refer to the Schedule of Investments for further information on the classifications of investments.